LONG-TERM DEBT - Schedule of interest paid (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2021 USD ($)	Jun. 07, 2021 CAD ($)	Jun. 07, 2021 USD ($)	Jan. 19, 2021 CAD ($)	Jan. 19, 2021 USD ($)	Dec. 17, 2020 CAD ($)	Dec. 17, 2020 USD ($)	May 26, 2020 CAD ($)
Disclosure of detailed information about borrowings [line items]
Interest paid	$ 102,493	$ 59,511
2020 Debentures
Disclosure of detailed information about borrowings [line items]
Debenture principal amount	$ 450,000
Interest rate	2.645%		2.645%
Interest paid	$ 0	10,305
2021 Debentures
Disclosure of detailed information about borrowings [line items]
Debenture principal amount	$ 200,000
Interest rate	2.775%		2.775%
Interest paid	$ 0	5,409
2023 Debentures
Disclosure of detailed information about borrowings [line items]
Debenture principal amount	$ 325,000
Interest rate	3.52%		3.52%
Interest paid	$ 1,486	11,440
2024 Debentures
Disclosure of detailed information about borrowings [line items]
Debenture principal amount	$ 301,000
Interest rate	3.215%		3.215%
Interest paid	$ 10,106	11,384
2025 Debentures
Disclosure of detailed information about borrowings [line items]
Debenture principal amount	$ 450,000									$ 450,000
Interest rate	3.759%		3.759%
Interest paid	$ 16,916	10,098
2027 Debentures
Disclosure of detailed information about borrowings [line items]
Debenture principal amount	$ 250,000
Interest rate	3.904%		3.904%
Interest paid	$ 9,760	9,760
2030 Notes
Disclosure of detailed information about borrowings [line items]
Debenture principal amount			$ 960,000			$ 331,147	$ 260,000	$ 891,175	$ 700,000
Interest rate	3.20%		3.20%			3.20%	3.20%
Interest paid	$ 38,096	1,115
2051 Notes
Disclosure of detailed information about borrowings [line items]
Debenture principal amount			$ 900,000	$ 1,087,245	$ 900,000
Interest rate	4.10%		4.10%	4.10%	4.10%
Interest paid	$ 26,129	$ 0